Main consolidated entities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Schedule of principal operating entities based on contributions to revenue and EBITDAaL

Company		Country
Orange SA	Parent company	France
Main consolidated entities
France	% Interest	Country
Générale de Téléphone	100.00	France
Orange SA - Business Unit France	100.00	France
Orange Caraïbe	100.00	France
Orange Concessions and its subsidiaries (1)	50.00	France

Europe	% Interest	Country
Orange Belgium	78.32	Belgium
Orange Communications Luxembourg	78.32	Luxembourg
Orange Espagne and its subsidiaries	100.00	Spain
Orange Moldova	94.41	Moldova
Orange Polska and its subsidiaries	50.67	Poland
Orange Romania	99.20	Romania
Orange Slovensko	100.00	Slovakia
Telekom Romania Communications and its subsidiary	53.58	Romania

Africa & Middle-East	% Interest	Country
Jordan Telecom and its subsidiaries	51.00	Jordan
Médi Telecom (2)	49.00	Morocco
Orange Bissau (3)	38.04	Guinea-Bissau
Orange Botswana	73.68	Botswana
Orange Burkina Faso	85.80	Burkina Faso
Orange Cameroon	94.40	Cameroon
Orange Côte d'Ivoire and its subsidairies	72.50	Côte d'Ivoire
Orange Egypt for Telecommunications and its subsidiaries	99.96	Egypt
Orange Guinée (3)	37.64	Guinea
Orange Mali (3)	29.38	Mali
Orange RDC	100.00	Congo
Sonatel (3)	42.33	Senegal

Enterprise	% Interest	Country
Orange SA - Business Unit Enterprise	100.00	France
Orange Business Services Participations and its subsidiaries	100.00	United Kingdom
Orange Business Services SA and its subsidiaries	100.00	France
Business & Decision and its subsidiaries	100.00	France
Basefarm and its subsidiaries	100.00	Norway
Globecast Holding and its subsidiaries	100.00	France
SecureData and its subsidiaries	100.00	United Kingdom
SecureLink and its subsidiaries	100.00	Netherlands

International Carriers & Shared Services	% Interest	Country
Orange SA - Business Unit IC&SS	100.00	France
FT IMMO H	100.00	France
Orange Marine	100.00	France
OCS	66.67	France
Orange Brand Services	100.00	United Kingdom

Mobile Financial Services	% Interest	Country
Orange Bank	100.00	France

(1)	Orange Concessions is consolidated using the equity method.
(2)	Orange SA controls Medi Telecom and its subsidiaries, which are fully consolidated, following the acquisition in December 2010 of 40% and the acquisition in July 2015 of additional interests for 9% and 1.1% of usufruct (Orange SA owns and controls 100% of Orange MEA, which owns and controls, via its subsidiary Atlas Country Support, 49% of Medi Telecom)..
(3)	Orange SA controls Sonatel and its subsidiaries, which are fully consolidated, under the terms of the shareholders' agreement as supplemented by the Strategic Committee Charter dated July 13, 2005 (Orange SA owns and controls 100% of Orange MEA, which owns and controls 42.33% of Sonatel Group).